Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities:
Net loss	$ (39,119)	$ (75,458)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	190	208
Change in fair value of warrant liability		300
Change in fair value of derivative liability		(2,782)
Loss on extinguishment of debt		22,700
Amortization of debt discount	221	2,898
Non-cash interest expense	265	1,662
Share-based compensation	3,113	2,321
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(129)	906
Accounts payable	(6,201)	(3,739)
Accrued expenses, accrued interest payable and other current liabilities	(2,162)	(2,329)
Net cash used in operating activities	(43,822)	(53,313)
Cash flows from investing activities:
Purchase of property and equipment	(15)	(130)
Payment for security deposit	(25)
Net cash used in investing activities	(40)	(130)
Cash flows from financing activities:
Proceeds from issuance of convertible notes payable		5,000
Proceeds from issuance of initial public offering, net of commissions, underwriters' fees and offering costs		78,226
Proceeds from issuance of ordinary share offering, net of offering cost	20,673
Payment of debt issuance costs		(85)
Payments on term debt	(7,481)	(2,094)
Payment of deferred financing costs	(205)	(1,272)
Proceeds from exercise of share options		43
Net cash provided by financing activities	12,987	79,818
Net increase (decrease) in cash and cash equivalents	(30,875)	26,375
Cash and cash equivalents, beginning of period	50,768	10,855
Cash and cash equivalents, end of period	19,893	37,230
Supplemental disclosure of noncash investing and financing activity:
Fair value of derivatives recorded in connection with the 2018 Shareholder Note and 2018 New Investor Notes		1,256
Conversion of convertible preferred stock into ordinary shares		211,377
Conversion of convertible notes and accrued interest into ordinary shares		175,210
Reclassification of deferred offering costs to additional paid-in capital		447
Reclassification of warrant liability to equity		400
Deferred financing costs included in accounts payable	133
Commitment shares issued to LPC	368
Supplemental cash flow information—Cash paid for interest	$ 978	$ 1,475